Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes
Income taxes

6    Income taxes

             Income taxes in Brazil comprise federal income tax and social contribution, which is an additional federal tax. The statutory composite enacted tax rate applicable in the periods presented is 34%. In other countries where we have operations, we are subject to various taxes rates depending on the jurisdiction.

             We analyze the potential tax impact associated with undistributed earnings by each of our subsidiaries. For those subsidiaries in which the undistributed earnings would be taxable when remitted to the parent company, no deferred tax is recognized, based on generally accepted accounting principles.

             The amount reported as income tax expense in our consolidated financial statements is reconciled to the statutory rates as follows:

	Year ended as of
	December 31, 2011			December 31, 2010			December 31, 2009
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	21,267	5,532	26,799	16,586	3,728	20,314	10,024	(2,901)	7,123
Exchange variation (not taxable) or not deductible	–	26	26	–	265	265	–	5,162	5,162

	21,267	5,558	26,825	16,586	3,993	20,579	10,024	2,261	12,285

Tax at Brazilian composite rate	(7,231)	(1,890)	(9,121)	(5,639)	(1,358)	(6,997)	(3,408)	(769)	(4,177)
Tax benefit on interest attributed to stockholders	1,655	–	1,655	995	–	995	502	–	502
Difference on tax rates of foreign income	–	1,415	1,415	–	1,673	1,673	–	1,079	1,079
Tax incentives	704	–	704	642	–	642	148	–	148
Social contribution contingency payment	506	–	506	–	–	–	–	–	–
Reversal/Constitution of provisions for loss of tax loss carryfowards	129	(426)	(297)	–	–	–	–	–	–
Other non-taxable, income/non deductible expenses	48	(192)	(144)	13	(31)	(18)	100	248	348

Income tax per consolidated statements of income	(4,189)	(1,093)	(5,282)	(3,989)	284	(3,705)	(2,658)	558	(2,100)

             Vale and some subsidiaries in Brazil were granted with tax incentives that provide for a partial reduction of the income tax due related to certain regional operations of iron ore, railroad, manganese, copper, bauxite, alumina, aluminum, kaolin and potash. The tax benefit is calculated based on taxable profit adjusted by the tax incentive (so-called "exploration profit") taking into consideration the operational profit of the projects that benefit from the tax incentive during a fixed period. In general such tax incentives last for 10 years. The Company's tax incentives will expire in 2020. The tax savings must be registered in a special capital (profit) reserve in the Stockholders' equity of the entity that benefits from the tax incentive and cannot be distributed as dividends to the stockholders.

             We are also allowed to reinvest part of the tax savings in the acquisition of new equipment to be used in the operations that have the tax benefit subject to subsequent approval from the Brazilian regulatory agencies Superintendência de Desenvolvimento da Amazônia—SUDAM and Superintendência de Desenvolvimento do Nordeste—SUDENE. When the reinvestment is approved, the corresponding tax benefit must also be accounted for in a special profit reserve and is also subject to the same restrictions with respect to future dividend distributions to the stockholders.

             We also have income tax incentives related to our Goro project under development in New Caledonia ("The Goro Project"). These incentives include an income tax holiday during the construction phase of the project and throughout a 15-year period commencing in the first year in which commercial production, as defined by the applicable legislation, is achieved followed by a five-year, 50 per cent income tax holiday. The Goro Project also qualifies for certain exemptions from indirect taxes such as import duties during the construction phase and throughout the commercial life of the project. Certain of these tax benefits, including the income tax holiday, are subject to an earlier phase out, should the project achieves a specified cumulative rate of return. We are subject to a branch profit tax commencing in the first year in which commercial production is achieved, as defined by the applicable legislation. To date, we have not recorded any taxable income for New Caledonian tax purposes. The benefits of this legislation are expected to apply with respect to taxes payable once the Goro Project is in operation. We obtained tax incentives for our projects in Mozambique, Oman and Malaysia, that will take effects when those projects start their commercial operation.

             We are subject to an examination by the tax authorities for up to five years regarding our operations in Brazil, up to ten years for Indonesia, and up to seven years for Canada for income taxes.

             Tax loss carry forwards in Brazil and in most of the jurisdictions where we have tax loss carry forwards have no expiration date, though in Brazil, offset is restricted to 30% of annual taxable income.

             The Company adopts the provision accounting for Uncertainty in Income Taxes.

             The reconciliation of the beginning and ending amounts is as follows: (see note 20(b)) tax—related actions)

	Year ended as of December 31,
	2011	2010	2009
Beginning of the period	2,555	396	657

Increase resulting from tax positions taken	1,076	2,130	47
Decrease resulting from tax positions taken(a)	(3,409)	(24)	(474)
Cumulative translation adjustments	41	53	166

End of the period	263	2,555	396

(a)
In July 2011, we made a payment as a consequence of a Brazilian court decision in a case related to the exemption of the Social Contribution (Contribuição Social sobre o Lucro Líquido).

	December 31, 2011	December 31, 2010
Current deferred tax assets
Accrued expenses deductible only when disbursed	203	386
Assets
Related to provision for losses and write-downs of investments
Employee postretirement benefits provision	640	665
Tax loss carryforwards	916	732
Fair value of financial instruments	610	379
Asset retirement obligation	389	322
Other temporary differences (mainly contingencies provisions)	794	855

	3,349	2,953
Liabilities
Prepaid retirement benefit	(509)	(617)
Fair value adjustments in business combinations	(7,311)	(7,745)
Social contribution	–	(2,145)
Other temporary differences	(463)	(421)

	(8,283)	(10,928)
Valuation allowance
Beginning balance	(110)	(106)
Change in allowance	(16)	(4)

Ending balance	(126)	(110)

Net long-term deferred tax liabilities	(5,060)	(8,085)

Asset	594	–
Liabilities	(5,654)	(8,085)

Total	(5,060)	(8,085)